Post-Employee Benefit Obligations - Summary of Reconciliation of Post-Employment Obligations, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment obligations	$ 3,706,545	$ 4,876,960
Fair value of plan assets	(2,097,081)	(3,090,862)	$ (2,919,501)
Total	1,609,464	1,786,098
Amount not recognized due to limit on Plan Assets Ceiling	14,753	49,780
Minimum funding required (IFRIC 14)		484
Total Post-Employment Obligations, Net	$ 1,624,217	$ 1,836,362